                             St. Clair Funds, Inc.
                       Supplement Dated August 10, 1999
                       to Prospectus dated April 30, 1999

                 Munder Institutional S&P 500 Index Equity Fund
               Munder Institutional S&P MidCap Index Equity Fund
                 Munder Institutional Short Term Treasury Fund
                     Munder Institutional Money Market Fund


            CHANGE OF INVESTMENT ADVISOR FOR INSTITUTIONAL S&P 500 INDEX EQUITY FUND AND INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND

     Effective August 3, 1999, the Board of Directors of St. Clair Funds, Inc. has approved World Asset Management, Inc. ("WAM") as investment advisor to the Institutional S&P 500 Index Equity Fund and Institutional S&P MidCap Index Equity Fund.

     WAM, with its principal offices at 255 East Brown Street, Birmingham, Michigan 48009-6208, is a wholly-owned subsidiary of Munder Capital Management. As of June 30, 1999, WAM had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

     WAM is entitled to receive an annual fee equal to .07% of the average daily net assets of the Institutional S&P 500 Index Equity Fund and .15% of the average daily net assets of the Institutional S&P MidCap Index Equity Fund.

                             St. Clair Funds, Inc.
                       Supplement Dated August 10, 1999
          to Statement of Additional Information dated April 30, 1999

                 Munder Institutional S&P 500 Index Equity Fund
               Munder Institutional S&P MidCap Index Equity Fund
                 Munder Institutional Short Term Treasury Fund
                     Munder Institutional Money Market Fund


            CHANGE OF INVESTMENT ADVISOR FOR INSTITUTIONAL S&P 500 INDEX EQUITY FUND AND INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND

     Effective August 3, 1999, the Board of Directors of St. Clair Funds, Inc. has approved World Asset Management, Inc. ("WAM") as investment advisor to the Institutional S&P 500 Index Equity Fund and Institutional S&P MidCap Index Equity Fund.

     WAM, with its principal offices at 255 East Brown Street, Birmingham, Michigan 48009-6208, is a wholly-owned subsidiary of Munder Capital Management. As of June 30, 1999, WAM had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

     WAM is entitled to receive an annual fee equal to .07% of the average daily net assets of the Institutional S&P 500 Index Equity Fund and .15% of the average daily net assets of the Institutional S&P MidCap Index Equity Fund.